ORGANIZATION - Financial information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Organization
Pledge or collateralization of assets	¥ 0
Current assets:
Cash and cash equivalents	81,179,000		¥ 38,251,000		$ 11,770
Restricted cash	6,327,000		5,867,000		917
Accounts receivable, net	15,276,000		24,483,000		2,215
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	92,338,000		83,119,000	¥ 79,975,000	13,388	$ 12,051
Prepaid expenses and other current assets, net	46,891,000		42,859,000		6,799
Total current assets	149,673,000		483,958,000		21,701
Non-current assets:
Long term investments	30,148,000		30,148,000		4,371
Operating lease right-of-use asset			3,400,000
Long term deposits and other non-current assets	174,000		174,000		25
Total non-current assets	30,322,000		552,538,000		4,396
TOTAL ASSETS	179,995,000		1,036,496,000		26,097
Current liabilities:
Accounts payable	251,941,000		262,619,000		36,528
Accrued employee benefits	23,678,000		26,064,000		3,433
Accrued expenses and other current liabilities	67,757,000		69,363,000		9,824
Income tax payable	34,324,000		25,935,000		4,977
Current portion of operating lease liabilities			2,565,000
Total current liabilities	377,700,000		1,680,645,000		54,762
Non-current liabilities:
Non-current portion of operating lease liabilities			905,000
Deferred government grant	14,350,000		14,350,000		2,081
Total non-current liabilities	14,350,000		46,394,000		2,081
Total liabilities	392,050,000		1,727,039,000		56,843
Net revenues
Third party revenues	163,330,000	$ 23,681	149,884,000	279,832,000
Net profit/(loss)	460,244,000	66,729	(14,261,000)	(73,123,000)
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents	19,509,000		12,775,000		2,829
Restricted cash	6,327,000		5,867,000		917
Accounts receivable, net	10,314,000		14,509,000		1,495
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	92,338,000			80,556,000	13,388
Prepaid expenses and other current assets, net	43,770,000		39,864,000		6,346
Amounts due from inter-companies	183,353,000		241,659,000		26,584
Total current assets	263,273,000		314,674,000		38,171
Non-current assets:
Long term investments	10,103,000		10,103,000		1,465
Operating lease right-of-use asset			3,400,000
Long term deposits and other non-current assets	122,000		122,000		18
Total non-current assets	10,225,000		13,625,000		1,483
TOTAL ASSETS	273,498,000		328,299,000		39,654
Current liabilities:
Accounts payable	222,954,000		232,662,000		32,325
Accrued employee benefits	18,671,000		20,355,000		2,707
Accrued expenses and other current liabilities	58,197,000		58,121,000		8,438
Income tax payable	10,812,000		10,812,000		1,568
Amounts due to inter-companies	132,793,000		462,162,000		19,253
Current portion of operating lease liabilities			2,565,000
Total current liabilities	443,427,000		786,677,000		64,291
Non-current liabilities:
Non-current portion of operating lease liabilities			905,000
Deferred government grant	14,350,000		14,350,000		2,081
Total non-current liabilities	14,350,000		15,255,000		2,081
Total liabilities	457,777,000		801,932,000		$ 66,372
Net revenues
Third party revenues	105,146,000	15,245	63,038,000	243,224,000
-Inter-companies	3,150,000	457	16,082,000	30,670,000
Net profit/(loss)	¥ 16,154,000	$ 2,342	¥ (26,087,000)	¥ 9,718,000